Schedule of Investments (unaudited)	iShares® Core MSCI Europe ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.3%
Glencore PLC	4,352,736	$26,820,097
Rio Tinto PLC	488,175	34,492,564
		61,312,661
Austria — 0.5%
ams-OSRAM AG(a)	119,353	1,460,065
ANDRITZ AG	32,592	1,385,521
AT&S Austria Technologie & Systemtechnik AG	11,883	608,480
BAWAG Group AG(b)	33,731	1,601,678
CA Immobilien Anlagen AG	37,207	1,050,825
Erste Group Bank AG	154,342	4,805,555
IMMOFINANZ AG	50,939	1,232,752
Lenzing AG	7,982	724,676
Oesterreichische Post AG	18,845	607,065
OMV AG	64,265	3,285,075
Raiffeisen Bank International AG	67,427	767,542
S&T AG(c)	26,450	447,168
Schoeller-Bleckmann Oilfield Equipment AG(a)	13,925	796,767
Telekom Austria AG	113,138	806,644
UNIQA Insurance Group AG	112,640	858,774
Verbund AG	30,353	3,244,409
voestalpine AG	50,401	1,311,578
Wienerberger AG	55,760	1,573,985
		26,568,559
Belgium — 1.6%
Ackermans & van Haaren NV	12,463	2,221,856
Aedifica SA	18,224	2,160,143
Ageas SA/NV	73,844	3,533,551
AGFA-Gevaert NV(a)	100,415	402,000
Anheuser-Busch InBev SA/NV	378,339	21,769,447
Barco NV	32,710	736,625
Befimmo SA	12,432	620,572
Bekaert SA	18,360	680,584
bpost SA(a)	48,715	295,164
Cofinimmo SA	12,860	1,726,907
D’ieteren Group	11,556	1,854,884
Econocom Group SA/NV	93,477	357,165
Elia Group SA/NV	14,864	2,366,027
Etablissements Franz Colruyt NV	24,011	881,703
Euronav NV	101,853	1,177,707
Fagron	36,194	678,919
Galapagos NV(a)(c)	20,870	1,225,344
Groupe Bruxelles Lambert SA(c)	48,356	4,562,893
Intervest Offices & Warehouses NV	22,146	660,003
KBC Ancora	20,546	831,261
KBC Group NV	106,790	7,265,121
Kinepolis Group NV(a)	7,848	434,279
Melexis NV	9,400	806,845
Montea NV	5,386	643,063
Ontex Group NV(a)(c)	35,609	246,713
Proximus SADP	67,662	1,182,617
Sofina SA	6,746	2,067,359
Solvay SA	31,256	2,939,228
Telenet Group Holding NV	20,385	607,522
UCB SA	55,274	6,283,141
Umicore SA	88,943	3,419,276
VGP NV	4,507	1,172,256
Warehouses De Pauw CVA	61,430	2,363,223
		78,173,398
Security	Shares	Value

Brazil — 0.1%
Yara International ASA	71,994	$3,660,766

Denmark — 4.2%
ALK-Abello A/S(a)(c)	78,500	1,712,378
Ambu A/S, Class B(c)	76,062	1,001,162
AP Moller - Maersk A/S, Class A	1,354	3,832,684
AP Moller - Maersk A/S, Class B, NVS	2,542	7,357,123
Bavarian Nordic A/S(a)(c)	32,349	613,688
Carlsberg A/S, Class B	43,742	5,556,683
Chemometec A/S	9,390	1,061,469
Chr Hansen Holding A/S	44,573	3,472,669
Coloplast A/S, Class B	51,079	6,881,806
Danske Bank A/S	290,753	4,459,815
Demant A/S(a)	47,446	2,084,944
Dfds A/S	18,528	717,528
DSV A/S	88,729	14,547,267
FLSmidth & Co. A/S	23,077	632,588
Genmab A/S(a)	28,760	10,113,208
GN Store Nord A/S	54,349	2,039,692
H Lundbeck A/S	40,042	917,689
ISS A/S(a)	81,965	1,345,377
Jyske Bank A/S, Registered(a)	27,199	1,503,945
Netcompany Group A/S(b)	19,334	1,075,207
NKT A/S(a)	20,909	996,511
Novo Nordisk A/S, Class B	736,172	84,090,153
Novozymes A/S, Class B	91,285	6,363,434
Orsted AS(b)	81,737	9,042,599
Pandora A/S	44,663	3,921,697
Per Aarsleff Holding A/S	14,907	572,082
Ringkjoebing Landbobank A/S	15,222	1,866,647
Rockwool A/S, Class B	3,818	1,067,818
Royal Unibrew A/S	22,723	1,958,521
Scandinavian Tobacco Group A/S, Class A(b)	46,000	958,903
Schouw & Co. A/S	13,959	1,067,183
SimCorp A/S	18,352	1,284,761
Spar Nord Bank A/S	58,052	737,061
Sydbank AS	32,670	1,122,961
Topdanmark AS	20,769	1,168,757
Tryg A/S	154,483	3,673,159
Vestas Wind Systems A/S	442,414	11,281,997
		202,101,166
Egypt — 0.0%
Centamin PLC	649,132	743,982

Faeroe Islands — 0.0%
Bakkafrost P/F	23,402	1,606,735

Finland — 2.0%
Cargotec Oyj, Class B	19,852	687,366
Caverion Oyj	68,789	336,902
Elisa Oyj	65,164	3,820,003
Fortum Oyj	199,068	3,309,674
Huhtamaki Oyj	48,259	1,824,202
Kemira Oyj	62,947	825,687
Kesko Oyj, Class B	121,233	3,052,216
Kojamo Oyj	58,934	1,172,385
Kone Oyj, Class B	143,369	6,892,851
Konecranes Oyj(a)	33,201	933,072
Metsa Board Oyj, Class B	102,618	1,105,894
Metso Outotec Oyj	281,037	2,393,017
Neste Oyj	185,775	7,971,388

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Nokia Oyj(a)	2,339,466	$11,861,256
Nokian Renkaat Oyj	60,725	815,450
Nordea Bank Abp	1,392,612	13,884,450
Orion Oyj, Class B	50,948	1,998,309
Outokumpu Oyj	173,520	851,854
QT Group Oyj(a)(c)	8,833	769,581
Revenio Group Oyj	15,442	734,781
Sampo Oyj, Class A	211,393	10,264,704
Sanoma Oyj	43,209	545,817
Stora Enso Oyj, Class R	249,445	4,908,951
TietoEVRY Oyj	58,242	1,461,130
Tokmanni Group Corp.	38,838	504,685
UPM-Kymmene Oyj	228,237	7,895,241
Uponor Oyj	38,599	678,217
Valmet Oyj	77,026	2,062,816
Wartsila OYJ Abp	203,280	1,632,306
		95,194,205
France — 15.7%
Accor SA(a)	73,792	2,424,334
Aeroports de Paris(a)	14,838	2,098,833
Air France-KLM(a)(c)	145,408	598,973
Air Liquide SA	206,005	35,640,568
Airbus SE	256,757	28,107,662
ALD SA(b)	51,451	699,630
Alstom SA	137,462	3,021,471
Alten SA	14,126	1,895,818
Amundi SA(b)	25,459	1,530,850
APERAM SA	23,496	906,886
ArcelorMittal SA	284,743	8,302,449
Arkema SA	27,656	3,151,243
Atos SE	42,884	1,044,721
AXA SA	839,428	22,207,084
BioMerieux	17,907	1,704,779
BNP Paribas SA	487,651	25,285,375
Bollore SE	427,812	1,996,353
Bouygues SA	95,831	3,294,981
Bureau Veritas SA	128,061	3,678,771
Capgemini SE	71,367	14,528,820
Carrefour SA	269,504	5,715,524
CGG SA(a)	505,961	582,076
Cie de Saint-Gobain	221,565	12,925,694
Cie Generale des Etablissements Michelin SCA	73,388	9,089,831
Cie Plastic Omnium SA	31,809	514,915
CNP Assurances	76,120	1,672,699
Coface SA(a)	71,248	854,141
Covivio	24,130	1,718,480
Credit Agricole SA	531,702	5,741,351
Danone SA	281,305	17,010,865
Dassault Aviation SA	12,090	2,028,764
Dassault Systemes SE	287,749	12,725,513
Edenred	108,168	5,432,432
Eiffage SA	35,645	3,519,897
Electricite de France SA	236,188	2,147,195
Elis SA(a)	94,209	1,351,075
Engie SA	788,706	9,307,101
Esker SA	3,196	538,346
EssilorLuxottica SA	125,878	21,430,442
Eurazeo SE	20,838	1,601,173
Eurofins Scientific SE	58,511	5,437,882
Europcar Mobility Group(a)(b)	1,514,223	802,868
Security	Shares	Value

France (continued)
Eutelsat Communications SA	83,298	$925,725
Faurecia SE	54,729	1,189,697
Fnac Darty SA	10,879	538,645
Gaztransport Et Technigaz SA	11,579	1,378,810
Gecina SA	20,263	2,282,589
Getlink SE	190,663	3,488,963
Hermes International	13,759	16,965,630
ICADE	14,502	865,854
Imerys SA	19,587	770,568
Interparfums SA	13,734	762,040
Ipsen SA	17,259	1,789,133
IPSOS	28,394	1,366,917
JCDecaux SA(a)	35,052	734,798
Kering SA	32,661	17,378,016
Klepierre SA	91,785	2,196,934
Korian SA	36,159	759,374
La Francaise des Jeux SAEM(b)	43,786	1,635,011
Lagardere SA	16,797	439,942
Legrand SA	114,308	10,129,308
L’Oreal SA	108,376	39,428,258
LVMH Moet Hennessy Louis Vuitton SE	120,601	78,045,129
McPhy Energy SA(a)(c)	12,711	232,195
Neoen SA(a)(b)	17,525	700,224
Nexans SA	13,738	1,251,359
Nexity SA	25,899	786,452
Orange SA	853,453	10,160,696
Orpea SA	23,417	837,446
Pernod Ricard SA	90,759	18,731,215
Publicis Groupe SA	102,305	6,142,052
Quadient SA	22,384	418,609
Remy Cointreau SA	10,331	2,047,953
Renault SA(a)	89,633	2,190,057
Rexel SA(a)	114,389	2,343,220
Rubis SCA	39,973	1,063,182
Safran SA	149,180	16,021,704
Sanofi	494,126	52,226,589
Sartorius Stedim Biotech	12,261	4,012,155
Schneider Electric SE	233,828	33,547,097
SCOR SE	67,142	1,898,361
SEB SA	13,838	1,661,768
SES SA, Class A	175,002	1,565,833
Societe BIC SA	12,275	732,438
Societe Generale SA	352,207	8,464,958
Sodexo SA	37,740	2,839,012
SOITEC(a)	10,335	1,851,351
Solutions 30 SE(a)	56,854	329,694
Sopra Steria Group SACA	7,871	1,394,964
SPIE SA	58,556	1,378,175
Teleperformance	25,846	9,276,416
Thales SA	47,584	6,091,936
TotalEnergies SE	1,092,556	53,647,739
Trigano SA	5,189	668,558
Ubisoft Entertainment SA(a)	40,647	1,837,770
Unibail-Rodamco-Westfield(a)(c)	55,468	3,914,649
Valeo	102,581	1,865,036
Vallourec SA(a)	78,737	927,772
Valneva SE(a)(c)	38,194	488,995
Veolia Environnement SA	289,093	8,434,743
Verallia SA(b)	34,858	958,223
Vicat SA	18,453	554,901

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Vinci SA	232,931	$22,602,193
Virbac SA	2,473	998,467
Vivendi SE	333,802	3,833,907
Wendel SE	12,195	1,215,039
Worldline SA/France(a)(b)	110,290	4,339,269
		763,823,578
Germany — 11.2%
Aareal Bank AG	35,012	1,192,991
adidas AG	82,290	16,594,533
ADLER Group SA(b)	39,721	302,576
AIXTRON SE	55,729	1,428,710
Allianz SE, Registered	177,103	39,960,473
Amadeus Fire AG	4,087	572,038
Aroundtown SA	438,378	2,204,398
AURELIUS Equity Opportunities SE & Co. KGaA	16,970	452,093
Aurubis AG	17,061	1,938,802
BASF SE	400,205	21,075,985
Bayer AG, Registered	431,176	28,402,011
Bayerische Motoren Werke AG	142,903	11,670,283
Bechtle AG	35,424	1,636,933
Beiersdorf AG	43,828	4,402,107
Bilfinger SE(c)	21,974	884,397
Brenntag SE	71,525	5,519,117
CANCOM SE	20,485	989,169
Carl Zeiss Meditec AG, Bearer	18,609	2,337,376
Commerzbank AG(a)	449,745	2,936,082
CompuGroup Medical SE & Co. KgaA	13,819	738,666
Continental AG(a)	47,751	3,272,907
Covestro AG(b)	87,332	3,760,125
CropEnergies AG	24,250	314,534
CTS Eventim AG & Co. KGaA(a)	28,888	1,982,759
Daimler Truck Holding AG(a)	185,233	4,981,790
Delivery Hero SE(a)(b)	71,455	2,511,854
Dermapharm Holding SE	11,974	677,017
Deutsche Bank AG, Registered(a)	898,592	8,985,314
Deutsche Boerse AG	82,018	14,278,885
Deutsche EuroShop AG	27,783	460,317
Deutsche Lufthansa AG, Registered(a)(c)	276,710	2,058,603
Deutsche Pfandbriefbank AG(b)	76,249	959,642
Deutsche Post AG, Registered	427,787	18,276,113
Deutsche Telekom AG, Registered	1,418,707	26,134,213
Draegerwerk AG & Co. KGaA	6,985	320,317
Duerr AG	28,314	735,874
E.ON SE	970,558	10,100,555
Eckert & Ziegler Strahlen- und Medizintechnik AG	9,525	477,974
Encavis AG	56,902	1,242,207
Evonik Industries AG	87,536	2,289,624
Evotec SE(a)	66,433	1,617,541
Fraport AG Frankfurt Airport Services Worldwide(a)	17,491	934,707
Freenet AG	68,790	1,903,297
Fresenius Medical Care AG & Co. KGaA	90,771	5,644,762
Fresenius SE & Co. KGaA	181,968	6,432,197
GEA Group AG	67,539	2,629,053
Gerresheimer AG(c)	16,268	1,130,013
Global Fashion Group SA(a)(c)	45,869	87,342
Grand City Properties SA	47,536	839,251
GRENKE AG(c)	13,923	367,290
Hannover Rueck SE	25,045	3,892,758
HeidelbergCement AG	64,607	3,721,843
HelloFresh SE(a)	72,951	3,075,191
Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA	47,158	$2,992,700
HOCHTIEF AG	9,723	588,420
Hornbach Holding AG & Co. KGaA	6,253	748,507
Hugo Boss AG	29,230	1,639,303
Hypoport SE(a)	1,949	538,808
Indus Holding AG	16,134	458,978
Infineon Technologies AG	578,338	16,415,090
Jenoptik AG	27,519	773,526
K+S AG, Registered(a)	83,523	2,805,369
KION Group AG	31,718	1,764,344
Knorr-Bremse AG	30,838	2,199,199
Krones AG	8,956	691,525
LANXESS AG	36,912	1,426,873
LEG Immobilien SE	30,701	3,147,789
Mercedes-Benz Group AG	374,221	26,121,063
Merck KGaA	56,800	10,537,949
METRO AG(a)(c)	63,111	554,364
MorphoSys AG(a)(c)	30,510	643,236
MTU Aero Engines AG	24,695	4,980,131
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	59,732	14,224,619
Nagarro SE(a)	4,985	700,901
Nemetschek SE	26,245	2,082,655
Nordex SE(a)	55,356	798,904
Norma Group SE	17,404	429,354
PATRIZIA AG	25,498	437,380
Pfeiffer Vacuum Technology AG	2,616	465,688
ProSiebenSat.1 Media SE	77,282	889,190
Puma SE	46,083	3,390,722
Rational AG	2,251	1,373,211
Rheinmetall AG	19,774	4,457,536
RWE AG	288,815	11,991,425
Salzgitter AG(a)(c)	20,516	851,609
SAP SE	454,991	46,111,494
Scout24 SE(b)	37,991	2,402,866
Siemens AG, Registered	331,459	40,754,532
Siemens Healthineers AG(b)	125,147	6,691,604
Siltronic AG	8,384	787,334
Sirius Real Estate Ltd.	604,189	922,322
Sixt SE(a)	7,315	951,041
Software AG	27,351	841,857
Stabilus SE	14,571	686,314
Stratec SE(c)	5,210	589,699
Stroeer SE & Co. KGaA	15,740	941,669
Suedzucker AG	42,187	549,427
Symrise AG	57,252	6,812,659
TAG Immobilien AG	69,879	1,396,563
TeamViewer AG(a)(b)(c)	78,528	942,262
Telefonica Deutschland Holding AG	689,779	2,074,530
thyssenkrupp AG(a)	178,544	1,369,259
TUI AG(a)(c)	521,409	1,486,538
Uniper SE(c)	49,110	1,262,355
United Internet AG, Registered(d)	44,578	1,434,112
Varta AG(c)	8,686	812,712
VERBIO Vereinigte BioEnergie AG	12,070	855,333
Vitesco Technologies Group AG(a)	16,133	648,344
Volkswagen AG	14,104	3,058,614
Vonovia SE(c)	317,879	12,664,606
Vossloh AG	9,382	357,909
Wacker Chemie AG	7,811	1,239,356

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Zalando SE(a)(b)	98,459	$3,873,993
		544,974,281
Guernsey — 0.0%
Burford Capital Ltd.	96,770	827,447

Ireland — 1.0%
AIB Group PLC	411,803	894,492
Bank of Ireland Group PLC(a)	423,711	2,567,988
C&C Group PLC(a)	238,901	623,646
Cairn Homes PLC(a)	573,090	691,061
CRH PLC	335,453	13,258,727
Dalata Hotel Group PLC(a)	110,853	508,708
Flutter Entertainment PLC, Class DI(a)	73,060	7,341,756
Glanbia PLC	109,571	1,315,436
Grafton Group PLC	113,777	1,377,983
Hibernia REIT PLC	465,090	795,829
Kerry Group PLC, Class A	68,623	7,601,354
Kingspan Group PLC	68,467	6,373,391
Smurfit Kappa Group PLC	112,077	4,735,899
		48,086,270
Israel — 0.0%
Plus500 Ltd.	44,471	865,980
Tremor International Ltd.(a)	54,293	325,740
		1,191,720
Italy — 3.3%
A2A SpA	802,096	1,370,427
ACEA SpA	27,815	477,135
Amplifon SpA	57,936	2,311,349
Anima Holding SpA(b)	164,815	803,100
Ascopiave SpA	102,169	377,589
Assicurazioni Generali SpA	473,464	8,964,131
Atlantia SpA(a)	226,126	5,394,358
Autogrill SpA(a)	102,104	758,214
Azimut Holding SpA	54,170	1,149,806
Banca Generali SpA	30,700	1,014,977
Banca Mediolanum SpA	96,527	700,722
Banca Popolare di Sondrio SPA	256,158	1,017,316
Banco BPM SpA	660,874	2,082,213
BPER Banca	612,240	1,022,806
Brembo SpA	82,460	825,324
Brunello Cucinelli SpA(a)	19,249	985,233
Buzzi Unicem SpA	45,642	845,229
Credito Emiliano SpA	81,811	499,795
De’ Longhi SpA	32,742	793,985
DiaSorin SpA	11,026	1,444,315
Enav SpA(a)(b)	122,871	567,230
Enel SpA	3,537,038	23,000,979
Eni SpA	1,101,651	15,399,748
ERG SpA	35,138	1,210,706
Ferrari NV	54,512	11,477,760
FinecoBank Banca Fineco SpA	255,630	3,553,604
Gruppo MutuiOnline SpA	16,356	500,861
GVS SpA(b)(c)	37,013	308,288
Hera SpA	530,704	1,979,309
Immobiliare Grande Distribuzione SIIQ SpA(a)	78,178	370,636
Infrastrutture Wireless Italiane SpA(b)	155,846	1,662,928
Interpump Group SpA	32,349	1,307,861
Intesa Sanpaolo SpA	7,208,177	14,688,222
Iren SpA	336,449	869,698
Security	Shares	Value

Italy (continued)
Italgas SpA	325,128	$2,105,097
Juventus Football Club SpA(a)(c)	1,138,197	369,424
Leonardo SpA(a)	182,182	1,874,906
Mediobanca Banca di Credito Finanziario SpA	270,679	2,712,975
Moncler SpA	95,548	4,977,448
Nexi SpA(a)(b)	219,932	2,157,075
Pirelli & C SpA(b)	177,335	878,873
Poste Italiane SpA(b)	227,594	2,230,225
Prysmian SpA	114,231	3,715,353
Recordati Industria Chimica e Farmaceutica SpA	48,339	2,329,377
Reply SpA	11,139	1,639,851
Salvatore Ferragamo SpA(a)	31,772	552,217
Snam SpA	889,415	4,878,086
Tamburi Investment Partners SpA	119,803	1,091,455
Technogym SpA(b)	80,482	607,472
Telecom Italia SpA/Milano	4,274,538	1,248,254
Tenaris SA	217,462	3,323,294
Terna - Rete Elettrica Nazionale	595,445	4,856,498
Tod’s SpA(a)	6,562	259,363
UniCredit SpA	922,634	8,539,051
Unipol Gruppo SpA	230,960	1,259,337
		161,341,485
Netherlands — 6.8%
Aalberts NV	48,044	2,334,568
ABN AMRO Bank NV, CVA(b)	186,811	2,322,278
Adyen NV(a)(b)	8,752	14,679,671
Aegon NV	788,052	4,085,797
AerCap Holdings NV(a)	59,739	2,790,409
Akzo Nobel NV	80,567	6,988,904
Alfen Beheer BV(a)(b)	11,086	997,002
Arcadis NV	38,756	1,617,045
Argenx SE(a)	20,546	5,919,479
ASM International NV	20,709	6,222,891
ASML Holding NV	180,436	102,404,372
ASR Nederland NV	62,994	2,862,994
Basic-Fit NV(a)(b)(c)	28,677	1,201,486
BE Semiconductor Industries NV	30,011	1,829,430
Boskalis Westminster	41,198	1,430,819
CNH Industrial NV	466,168	6,603,869
Corbion NV	28,904	1,002,109
Davide Campari-Milano NV	224,575	2,533,920
Euronext NV(b)	37,352	2,992,722
EXOR NV	46,286	3,212,008
Flow Traders(b)	18,614	607,669
Heineken Holding NV	55,856	4,360,243
Heineken NV	111,741	10,907,148
IMCD NV	25,696	4,091,379
ING Groep NV	1,693,114	16,040,917
InPost SA(a)	85,819	526,145
Intertrust NV(a)(b)	46,089	952,983
Iveco Group NV(a)	97,164	571,653
JDE Peet’s NV	42,518	1,250,840
Just Eat Takeaway.com NV(a)(b)	46,638	1,266,807
Just Eat Takeaway.com NV(a)(b)(c)	32,060	875,996
Koninklijke Ahold Delhaize NV	455,054	13,422,256
Koninklijke DSM NV	75,420	12,678,826
Koninklijke KPN NV	1,495,290	5,159,636
Koninklijke Philips NV	393,761	10,289,415
Koninklijke Vopak NV	33,860	910,487
NN Group NV	123,834	6,065,585

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
NSI NV	16,976	$666,209
OCI NV(a)	46,639	1,767,269
Pharming Group NV(a)(c)	576,068	471,680
PostNL NV	297,025	973,281
Prosus NV	406,626	19,611,029
Randstad NV	53,240	2,815,285
RHI Magnesita NV	18,986	564,852
SBM Offshore NV	85,565	1,239,934
Shop Apotheke Europe NV(a)(b)(c)	7,141	588,910
Signify NV(b)	57,013	2,412,082
Stellantis NV	885,149	11,883,698
Technip Energies NV(a)	64,245	780,695
TKH Group NV	21,679	1,063,143
TomTom NV(a)(c)	44,350	382,902
Universal Music Group NV	316,003	7,333,295
Wolters Kluwer NV	115,621	11,675,726
		328,239,748
Norway — 1.5%
Adevinta ASA(a)	129,663	1,001,702
Aker ASA, Class A	17,151	1,397,992
Aker BP ASA	61,950	2,219,597
Aker Carbon Capture ASA(a)	144,914	292,759
Atea ASA	63,209	753,180
Austevoll Seafood ASA	74,776	1,185,579
Borregaard ASA	58,600	1,117,788
BW Offshore Ltd.	81,147	233,381
Crayon Group Holding ASA(a)(b)	38,998	573,638
DNB Bank ASA	401,394	7,777,936
Entra ASA(b)	58,604	966,246
Equinor ASA	438,035	14,805,392
Gjensidige Forsikring ASA	87,489	1,870,462
Kahoot! ASA(a)(c)	136,509	329,052
Kongsberg Gruppen ASA	48,177	2,069,327
Leroy Seafood Group ASA	154,001	1,445,343
Mowi ASA	199,124	5,624,660
MPC Container Ships AS	167,045	497,206
NEL ASA(a)(c)	692,719	984,402
Nordic Semiconductor ASA(a)	83,371	1,657,518
Norsk Hydro ASA	602,705	5,061,227
Norwegian Air Shuttle ASA(a)	320,329	447,080
Nykode Therapeutics AS(a)	58,563	228,863
Orkla ASA	333,640	2,707,369
REC Silicon ASA(a)(c)	178,193	306,644
Salmar ASA	28,452	2,328,219
Scatec ASA(b)	60,345	729,368
Schibsted ASA, Class A	34,259	713,919
Schibsted ASA, Class B	46,294	895,836
SpareBank 1 SMN	100,432	1,407,300
SpareBank 1 SR-Bank ASA	124,649	1,587,248
Storebrand ASA	211,044	1,833,168
Telenor ASA	289,460	4,082,389
TGS ASA	71,226	1,098,787
Tomra Systems ASA	54,069	2,126,286
Veidekke ASA	64,994	841,584
		73,198,447
Portugal — 0.3%
Banco Comercial Portugues SA, Class R(a)	4,749,494	734,221
EDP - Energias de Portugal SA	1,164,420	5,426,967
Galp Energia SGPS SA	241,927	2,944,649
Security	Shares	Value

Portugal (continued)
Jeronimo Martins SGPS SA	118,077	$2,457,966
Navigator Co. SA (The)	222,747	913,756
REN - Redes Energeticas Nacionais SGPS SA	419,164	1,277,950
Sonae SGPS SA	1,001,296	1,080,988
		14,836,497
Singapore — 0.2%
STMicroelectronics NV	302,618	11,180,876

Spain — 3.7%
Acciona SA	11,259	2,203,920
Acerinox SA	77,371	814,657
ACS Actividades de Construccion y Servicios SA	104,144	2,666,634
Aena SME SA(a)(b)	32,211	4,571,048
Amadeus IT Group SA(a)	195,597	12,256,678
Applus Services SA	75,028	587,299
Banco Bilbao Vizcaya Argentaria SA	2,929,458	15,371,601
Banco de Sabadell SA	2,488,537	1,931,289
Banco Santander SA	7,533,786	22,016,347
Bankinter SA	292,778	1,722,962
Befesa SA(b)	20,383	1,272,938
CaixaBank SA	2,005,984	6,475,105
Cellnex Telecom SA(b)	223,465	10,415,766
Cia. de Distribucion Integral Logista Holdings SA	44,630	822,327
Cie. Automotive SA	38,098	830,607
Corp Financiera Alba SA	13,129	775,853
Ebro Foods SA	35,567	639,481
EDP Renovaveis SA	121,914	2,885,358
Enagas SA	76,645	1,657,271
Endesa SA	148,744	3,117,294
Faes Farma SA	211,642	886,389
Ferrovial SA	215,361	5,522,794
Fluidra SA	45,398	1,228,660
Global Dominion Access SA(b)	38,343	158,540
Grifols SA, Class A	133,381	2,233,964
Grupo Catalana Occidente SA	26,211	755,001
Iberdrola SA	2,531,023	29,083,487
Indra Sistemas SA(a)	82,563	841,366
Industria de Diseno Textil SA	470,244	9,859,730
Inmobiliaria Colonial Socimi SA	142,429	1,184,352
Lar Espana Real Estate Socimi SA	62,649	328,343
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	308,677	443,450
Mapfre SA	591,226	1,078,903
Merlin Properties Socimi SA	165,113	1,793,731
Miquel y Costas & Miquel SA	38,983	516,278
Naturgy Energy Group SA	83,322	2,506,519
Neinor Homes SA(a)(b)	40,520	459,056
Prosegur Cia de. Seguridad SA	141,260	292,358
Red Electrica Corp. SA	130,938	2,636,338
Repsol SA	665,341	9,925,475
Sacyr SA	262,565	707,248
Siemens Gamesa Renewable Energy SA(a)	106,964	1,703,783
Solaria Energia y Medio Ambiente SA(a)	43,319	961,277
Telefonica SA	2,314,598	11,259,689
Unicaja Banco SA(b)	665,943	627,311
Viscofan SA	21,768	1,201,687
Zardoya Otis SA(e)	97,159	723,635
		181,953,799
Sweden — 5.9%
AAK AB	87,748	1,522,494

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
AddTech AB, Class B	122,857	$2,167,244
AFRY AB	50,316	834,121
Alfa Laval AB	136,101	3,788,544
Arjo AB, Class B	115,465	870,152
Assa Abloy AB, Class B	434,600	10,983,268
Atlas Copco AB, Class A	291,353	13,209,028
Atlas Copco AB, Class B	167,262	6,619,856
Avanza Bank Holding AB	59,401	1,504,136
Axfood AB	56,775	1,683,109
Beijer Ref AB	113,391	1,846,457
BHG Group AB(a)(c)	55,851	384,552
BICO Group AB, Class B(a)(c)	19,431	194,860
Bilia AB, Class A	48,007	665,756
BillerudKorsnas AB	96,886	1,495,075
Biotage AB	47,490	983,756
Boliden AB	122,558	5,314,258
Bonava AB, Class B	49,348	239,561
Bravida Holding AB(b)	114,982	1,178,750
Bure Equity AB	27,547	649,602
Calliditas Therapeutics AB, Class B(a)(c)	22,321	168,405
Castellum AB	112,322	2,224,352
Catena AB	16,513	863,534
Cint Group AB(a)	75,432	616,927
Corem Property Group AB, Class B	349,264	739,509
Dometic Group AB(b)	176,006	1,507,329
Electrolux AB, Class B	98,868	1,507,777
Electrolux Professional AB, Class B	131,735	738,399
Elekta AB, Class B	160,902	1,083,719
Embracer Group AB(a)(c)	251,328	1,679,879
Epiroc AB, Class A	291,003	5,899,522
Epiroc AB, Class B	167,175	2,916,509
EQT AB	129,082	3,653,255
Essity AB, Class B	264,400	6,972,488
Evolution AB(b)	76,153	7,813,168
Fabege AB	116,163	1,410,002
Fastighets AB Balder, Class B(a)	46,406	2,300,219
Fingerprint Cards AB, Class B(a)(c)	163,978	188,862
Fortnox AB	266,910	1,416,783
Getinge AB, Class B	103,871	3,004,758
Granges AB	63,692	523,094
H & M Hennes & Mauritz AB, Class B	319,553	4,022,875
Hansa Biopharma AB(a)(c)	24,027	132,875
Hexagon AB, Class B	854,871	11,030,333
Hexatronic Group AB(c)	16,308	689,961
Hexpol AB	124,372	1,067,878
Holmen AB, Class B	45,664	2,639,322
Hufvudstaden AB, Class A	58,229	754,482
Humble Group AB(a)	124,972	190,421
Husqvarna AB, Class B	187,026	1,787,801
Industrivarden AB, Class A	58,088	1,488,362
Industrivarden AB, Class C	71,057	1,789,177
Indutrade AB	126,864	2,992,445
Instalco AB	125,596	775,163
Intrum AB(c)	32,299	780,766
Investment AB Latour, Class B	66,737	1,768,033
Investor AB, Class A	214,316	4,476,313
Investor AB, Class B	801,585	15,424,820
JM AB	32,771	756,850
Kambi Group PLC, Class B(a)	18,814	299,694
Kindred Group PLC	112,297	984,552
Security	Shares	Value

Sweden (continued)
Kinnevik AB, Class B(a)	106,640	$2,087,206
L E Lundbergforetagen AB, Class B	33,292	1,556,945
Lifco AB, Class B	111,665	2,342,244
Lindab International AB	45,144	1,052,928
Loomis AB	36,099	899,433
Lundin Energy AB	87,347	3,611,436
Millicom International Cellular SA, SDR(a)	47,074	1,061,271
MIPS AB	13,947	990,508
Modern Times Group MTG AB, Class B(a)	56,054	592,820
Munters Group AB(b)	86,906	519,180
Mycronic AB	38,480	672,921
NCC AB, Class B	46,787	579,704
Nibe Industrier AB, Class B	629,675	6,173,587
Nobia AB	101,979	400,215
Nolato AB, Class B	116,224	804,430
Nordic Entertainment Group AB, Class B(a)	34,644	1,137,672
Nordnet AB publ	56,309	976,665
Nyfosa AB	111,883	1,233,133
Pandox AB(a)	55,586	774,449
Paradox Interactive AB	21,193	353,528
Peab AB, Class B	96,945	926,162
PowerCell Sweden AB(a)(c)	28,340	414,052
Ratos AB, Class B	142,254	725,787
Re:NewCell AB(a)(c)	11,734	138,488
Saab AB, Class B	38,363	1,622,713
Sagax AB, Class B	75,945	1,939,972
Samhallsbyggnadsbolaget i Norden AB	419,021	1,316,215
Sandvik AB	485,364	9,187,122
SAS AB(a)(c)	1,961,007	203,292
Scandic Hotels Group AB(a)(b)(c)	116,017	446,489
Sdiptech AB, Class B(a)(c)	14,522	508,580
Sectra AB	69,372	875,152
Securitas AB, Class B	132,920	1,569,360
Sinch AB(a)(b)	236,704	1,046,088
Skandinaviska Enskilda Banken AB, Class A	695,608	7,800,614
Skanska AB, Class B	151,483	2,893,657
SKF AB, Class B	160,352	2,618,978
SSAB AB, Class A	118,790	754,449
SSAB AB, Class B	247,266	1,454,079
Stillfront Group AB(a)	198,563	401,018
Storytel AB(a)(c)	25,025	181,058
Surgical Science Sweden AB(a)	21,639	411,847
Svenska Cellulosa AB SCA, Class B	265,713	5,142,291
Svenska Handelsbanken AB, Class A	625,732	6,311,331
Sweco AB, Class B	90,621	1,278,945
Swedbank AB, Class A	387,760	6,134,069
Swedish Match AB	700,109	5,576,214
Tele2 AB, Class B	221,710	2,938,607
Telefonaktiebolaget LM Ericsson, Class B	1,277,652	10,192,114
Telia Co. AB	1,136,604	4,717,604
Thule Group AB(b)	49,887	1,730,435
Trelleborg AB, Class B	111,716	2,450,332
Troax Group AB	25,537	567,166
Vitec Software Group AB	17,097	861,548
Vitrolife AB	31,900	820,246
Volvo AB, Class A	85,609	1,407,465
Volvo AB, Class B	622,642	9,933,275
Wallenstam AB, Class B	86,639	957,938
Wihlborgs Fastigheter AB	72,172	1,251,292
		284,741,511

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland — 15.4%
ABB Ltd., Registered	706,770	$21,204,470
Adecco Group AG, Registered	67,368	2,599,723
Alcon Inc.	220,778	15,763,727
Allreal Holding AG, Registered	9,613	1,813,232
ALSO Holding AG, Registered	4,169	942,752
Arbonia AG	53,649	955,377
Aryzta AG(a)(c)	552,382	514,339
Bachem Holding AG, Class B, Registered	2,868	1,251,445
Baloise Holding AG, Registered	19,806	3,445,074
Banque Cantonale Vaudoise, Registered	13,512	1,141,937
Barry Callebaut AG, Registered	1,534	3,530,585
Belimo Holding AG, Registered	4,401	2,175,068
BKW AG	11,244	1,368,745
Bossard Holding AG, Class A, Registered	3,334	721,752
Bucher Industries AG, Registered	3,672	1,323,884
Burckhardt Compression Holding AG	2,244	1,144,801
Bystronic AG, Registered	634	526,153
Cembra Money Bank AG	15,628	1,127,638
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	483	5,416,837
Chocoladefabriken Lindt & Spruengli AG, Registered	50	5,931,637
Cie. Financiere Richemont SA, Class A, Registered	228,650	26,567,000
Clariant AG, Registered	90,803	1,550,307
Coca-Cola HBC AG, Class DI	85,251	1,728,368
Comet Holding AG, Registered	4,233	915,065
Credit Suisse Group AG, Registered	1,126,618	7,646,714
Daetwyler Holding AG, Bearer	4,486	1,442,404
DKSH Holding AG	17,917	1,538,442
dormakaba Holding AG	1,535	712,467
Dufry AG, Registered(a)	36,620	1,457,554
Emmi AG, Registered	1,232	1,221,115
EMS-Chemie Holding AG, Registered	3,111	2,775,399
Flughafen Zurich AG, Registered(a)	9,874	1,669,680
Forbo Holding AG, Registered	633	926,635
Galenica AG(b)	27,032	1,990,568
Geberit AG, Registered	15,626	8,911,097
Georg Fischer Ltd.	35,360	1,918,990
Givaudan SA, Registered	3,965	15,758,978
Helvetia Holding AG, Registered	16,930	2,175,618
Holcim Ltd.	224,033	10,954,206
Huber + Suhner AG, Registered	12,061	1,057,787
Idorsia Ltd.(a)(c)	61,575	1,050,986
Implenia AG, Registered(a)	8,045	181,908
Inficon Holding AG, Registered	984	895,906
Interroll Holding AG, Registered	326	988,232
Julius Baer Group Ltd.	96,087	4,591,788
Kardex Holding AG, Registered	3,969	755,345
Kuehne + Nagel International AG, Registered	23,581	6,596,696
Landis+Gyr Group AG	10,995	613,621
Logitech International SA, Registered	76,763	4,995,629
Lonza Group AG, Registered	32,354	19,077,013
Medmix AG(b)(c)	16,982	570,321
Meyer Burger Technology AG(a)(c)	1,182,335	560,234
Mobimo Holding AG, Registered	4,976	1,423,099
Nestle SA, Registered	1,225,693	158,229,705
Novartis AG, Registered	951,215	84,058,148
OC Oerlikon Corp. AG, Registered	110,582	788,522
Partners Group Holding AG	9,717	10,295,134
PolyPeptide Group AG(b)	7,957	696,315
PSP Swiss Property AG, Registered	20,574	2,592,981
Security	Shares	Value

Switzerland (continued)
Relief Therapeutics Holding AG(a)(c)	1,070,987	$56,150
Roche Holding AG, Bearer	13,856	5,566,585
Roche Holding AG, NVS	305,880	113,424,499
Schindler Holding AG, Participation Certificates, NVS	18,103	3,478,048
Schindler Holding AG, Registered	8,308	1,594,922
Schweiter Technologies AG, Bearer	496	499,028
Sensirion Holding AG(a)(b)	5,005	600,273
SFS Group AG	8,955	1,121,463
SGS SA, Registered	2,646	6,798,952
Siegfried Holding AG, Registered	2,175	1,576,743
Siemens Energy AG(a)	174,501	3,361,285
SIG Group AG	145,771	3,051,786
Sika AG, Registered	62,382	19,055,080
Softwareone Holding AG	51,182	692,005
Sonova Holding AG, Registered	23,897	8,617,883
St. Galler Kantonalbank AG, Class A, Registered	1,431	690,103
Stadler Rail AG(c)	23,107	843,278
Straumann Holding AG	46,100	5,434,801
Sulzer AG, Registered	14,160	1,060,975
Swatch Group AG (The), Bearer	12,627	3,240,628
Swatch Group AG (The), Registered	23,340	1,151,459
Swiss Life Holding AG, Registered	13,982	8,175,486
Swiss Prime Site AG, Registered	32,440	3,170,831
Swiss Re AG	127,986	10,495,725
Swisscom AG, Registered	11,148	6,591,821
Swissquote Group Holding SA, Registered	5,725	930,476
Tecan Group AG, Registered	6,273	1,885,148
Temenos AG, Registered	29,486	2,976,487
UBS Group AG, Registered	1,528,123	25,942,381
Valiant Holding AG, Registered	10,309	1,029,742
VAT Group AG(b)	12,273	3,796,180
Vifor Pharma AG	22,011	3,893,079
Vontobel Holding AG, Registered	15,523	1,135,302
VZ Holding AG	7,256	542,289
Zur Rose Group AG(a)	4,510	553,529
Zurich Insurance Group AG	64,671	29,442,735
		747,256,310
United Kingdom — 23.7%
3i Group PLC	415,267	6,795,947
888 Holdings PLC	184,700	442,671
Abcam PLC(a)	103,745	1,609,828
abrdn plc	897,128	2,106,571
Admiral Group PLC	83,084	2,615,259
Airtel Africa PLC(b)	493,005	902,068
AJ Bell PLC	136,992	424,508
Anglo American PLC	559,491	24,780,401
Antofagasta PLC	178,571	3,418,547
AO World PLC(a)(c)	164,535	154,336
Ascential PLC(a)	224,157	888,726
Ashmore Group PLC	205,838	569,029
Ashtead Group PLC	194,714	10,068,121
ASOS PLC(a)	30,804	536,374
Associated British Foods PLC	149,953	3,000,672
Assura PLC	1,675,075	1,388,067
Aston Martin Lagonda Global Holdings PLC(a)(b)	36,583	383,281
AstraZeneca PLC	675,613	90,154,662
Auction Technology Group PLC(a)	45,262	498,080
Auto Trader Group PLC(b)	420,982	3,322,457
Avast PLC(b)	327,615	2,323,452
AVEVA Group PLC	58,088	1,561,177

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Aviva PLC	1,676,476	$8,994,505
Avon Protection PLC	15,355	205,053
B&M European Value Retail SA	398,876	2,443,948
Babcock International Group PLC(a)	122,140	466,325
BAE Systems PLC	1,386,619	12,807,723
Balfour Beatty PLC	320,289	970,383
Barclays PLC	7,264,572	13,353,308
Barratt Developments PLC	444,617	2,720,185
Beazley PLC	278,475	1,511,327
Bellway PLC	55,361	1,681,439
Berkeley Group Holdings PLC	49,186	2,494,541
Big Yellow Group PLC	89,369	1,615,074
Bodycote PLC	89,723	695,879
boohoo Group PLC(a)	451,553	457,141
BP PLC	8,612,122	41,577,546
Breedon Group PLC	793,662	785,091
Brewin Dolphin Holdings PLC	172,434	1,104,384
British American Tobacco PLC	948,201	39,741,332
British Land Co PLC/The	400,372	2,578,962
Britvic PLC	128,654	1,386,421
BT Group PLC	3,904,601	8,658,786
Bunzl PLC	146,634	5,657,231
Burberry Group PLC	178,576	3,524,278
Bytes Technology Group PLC	109,875	617,862
Capita PLC(a)	751,092	224,146
Capital & Counties Properties PLC	382,188	789,664
Capricorn Energy PLC(a)(c)	275,792	709,348
Carnival PLC(a)	80,400	1,260,531
Centrica PLC(a)	2,622,192	2,598,039
Ceres Power Holdings PLC(a)(c)	65,410	596,836
Cineworld Group PLC(a)(c)	504,474	193,096
Close Brothers Group PLC	65,655	910,367
CMC Markets PLC(b)	77,982	284,370
Coats Group PLC	828,149	732,131
Coca-Cola Europacific Partners PLC	90,894	4,540,155
Compass Group PLC	783,714	16,537,805
Computacenter PLC	44,401	1,491,859
ConvaTec Group PLC(b)	742,737	1,964,754
Countryside Properties PLC(a)(b)	227,604	710,646
Cranswick PLC	26,463	1,052,283
Crest Nicholson Holdings PLC	146,849	462,056
Croda International PLC	62,394	6,060,115
Currys PLC	593,482	688,105
CVS Group PLC	44,194	997,670
DCC PLC	43,903	3,326,484
Dechra Pharmaceuticals PLC	49,309	2,234,454
Deliveroo PLC(a)(b)	324,291	448,190
Derwent London PLC	48,060	1,823,489
Diageo PLC	1,010,192	50,397,321
Diploma PLC	62,454	2,142,097
Direct Line Insurance Group PLC	583,419	1,851,701
Diversified Energy Co. PLC	488,030	737,343
Domino’s Pizza Group PLC	207,061	905,042
Dr. Martens Plc	194,162	507,660
Drax Group PLC	174,066	1,759,059
DS Smith PLC	594,038	2,441,060
Dunelm Group PLC	59,877	733,219
easyJet PLC(a)	143,031	991,132
Electrocomponents PLC	214,066	2,794,092
Elementis PLC(a)	311,863	473,717
Security	Shares	Value

United Kingdom (continued)
Energean PLC(a)	66,217	$985,853
Entain PLC(a)	261,997	4,923,009
Essentra PLC	189,384	742,186
Eurasia Mining PLC(a)(c)	1,089,689	110,989
Euromoney Institutional Investor PLC	68,051	839,132
Experian PLC	401,260	13,857,253
Ferguson PLC	96,477	12,102,961
Ferrexpo PLC	142,998	293,637
Fevertree Drinks PLC	49,917	1,131,855
Firstgroup PLC(a)(c)	604,768	848,967
Forterra PLC(b)	127,653	399,085
Frasers Group PLC(a)	137,900	1,171,235
Future PLC	55,033	1,507,255
Games Workshop Group PLC	16,820	1,554,469
Gamma Communications PLC	42,011	626,178
GB Group PLC	122,740	889,499
Genuit Group PLC	128,726	726,675
Genus PLC	31,427	987,400
GlaxoSmithKline PLC	2,179,832	49,139,040
Grainger PLC	350,949	1,305,449
Great Portland Estates PLC	124,145	1,054,477
Greatland Gold PLC(a)	2,752,415	459,468
Greggs PLC	49,995	1,458,650
Halfords Group PLC	118,512	337,388
Halma PLC	165,031	5,065,714
Hammerson PLC(c)	1,472,181	531,504
Harbour Energy PLC	196,280	1,230,872
Hargreaves Lansdown PLC	150,358	1,721,350
Hays PLC	771,387	1,184,732
Helical PLC	98,278	534,428
Helios Towers PLC(a)	361,092	508,996
Hikma Pharmaceuticals PLC	77,316	1,816,185
Hill & Smith Holdings PLC	48,448	837,927
Hiscox Ltd.	160,208	1,902,354
Hochschild Mining PLC	186,598	274,107
HomeServe PLC	152,776	1,888,424
Howden Joinery Group PLC	261,449	2,475,272
HSBC Holdings PLC	8,873,780	55,453,392
IG Design Group Plc	57,957	49,411
IG Group Holdings PLC	172,539	1,763,361
IMI PLC	119,037	2,003,955
Impax Asset Management Group PLC	45,317	490,091
Imperial Brands PLC	409,734	8,528,831
Inchcape PLC	181,358	1,622,730
Indivior PLC(a)	364,607	1,435,944
Informa PLC(a)	672,482	4,770,517
IntegraFin Holdings PLC	159,643	719,912
InterContinental Hotels Group PLC	80,939	5,167,123
Intermediate Capital Group PLC	123,216	2,357,919
Intertek Group PLC	70,085	4,367,341
Investec PLC	328,329	1,933,821
IP Group PLC	546,870	563,909
ITM Power PLC(a)	214,418	883,361
ITV PLC	1,620,424	1,496,385
IWG PLC(a)	433,655	1,316,547
J D Wetherspoon PLC(a)	54,957	499,378
J Sainsbury PLC	789,872	2,304,652
JD Sports Fashion PLC	1,155,001	1,903,066
JET2 PLC(a)	75,026	1,152,173
John Wood Group PLC(a)	309,933	861,773

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Johnson Matthey PLC	82,150	$2,259,806
Jupiter Fund Management PLC	208,902	466,277
Just Group PLC	564,087	595,899
Kainos Group PLC	47,753	731,373
Keywords Studios PLC	40,400	1,221,256
Kingfisher PLC	946,753	2,985,652
Lancashire Holdings Ltd.	123,763	655,930
Land Securities Group PLC	320,817	3,008,804
Learning Technologies Group PLC	363,930	600,860
Legal & General Group PLC	2,544,046	7,930,033
Liontrust Asset Management PLC	41,995	609,499
Lloyds Banking Group PLC	30,650,208	17,408,174
London Stock Exchange Group PLC	143,090	14,107,494
LondonMetric Property PLC	549,232	1,856,333
LXI REIT Plc	783,533	1,454,427
M&G PLC	1,144,939	3,039,749
Man Group PLC/Jersey	654,482	1,907,506
Marks & Spencer Group PLC(a)	869,033	1,483,543
Marshalls PLC	100,787	771,279
Marston’s PLC(a)	344,549	325,157
Mediclinic International PLC(a)	201,890	935,950
Meggitt PLC(a)	345,395	3,348,576
Melrose Industries PLC	1,931,101	2,806,077
Micro Focus International PLC	168,380	795,123
Mitchells & Butlers PLC(a)	141,390	402,768
Mitie Group PLC	720,234	485,541
Mondi PLC	209,932	3,943,776
Moneysupermarket.com Group PLC	255,374	559,438
National Express Group PLC(a)	283,526	878,838
National Grid PLC	1,563,476	23,228,518
NatWest Group PLC	2,505,804	6,722,538
Network International Holdings PLC(a)(b)	222,324	726,316
Next PLC	60,050	4,497,785
Ninety One PLC	206,041	688,651
NMC Health PLC, NVS(a)(e)	42,009	1
Ocado Group PLC(a)(c)	216,920	2,480,837
OSB Group PLC	270,892	1,890,945
Pagegroup PLC	166,808	1,020,678
Pantheon Resources PLC(a)(c)	328,788	507,832
Paragon Banking Group PLC	182,860	1,130,852
Pearson PLC	330,916	3,213,130
Penno Group PLC	121,738	1,691,702
Persimmon PLC	138,444	3,605,673
Petrofac Ltd.(a)(c)	203,303	342,715
Pets at Home Group Plc	252,024	978,257
Phoenix Group Holdings PLC	302,928	2,294,498
Playtech Plc(a)	153,033	1,008,341
Primary Health Properties PLC	773,296	1,402,379
Provident Financial PLC	131,642	421,346
Prudential PLC	1,180,655	14,697,329
QinetiQ Group PLC	269,570	1,143,682
Quilter PLC(b)	760,710	1,253,105
Rathbones Group PLC	27,325	721,556
Reach PLC	145,671	297,841
Reckitt Benckiser Group PLC	309,028	24,099,722
Redde Northgate PLC	149,883	741,454
Redrow PLC	130,026	852,359
RELX PLC	841,883	25,080,100
Renalytix PLC(a)	20,172	53,899
Renishaw PLC	18,212	962,452
Security	Shares	Value

United Kingdom (continued)
Rentokil Initial PLC	814,430	$5,593,726
Restaurant Group PLC (The)(a)	396,081	303,179
Rightmove PLC	368,458	2,832,373
Rolls-Royce Holdings PLC(a)	3,670,788	3,763,146
Rotork PLC	388,270	1,416,613
Royal Mail PLC	362,238	1,552,660
RWS Holdings PLC	150,958	826,758
S4 Capital PLC(a)	159,669	603,924
Safestore Holdings PLC	109,747	1,726,514
Sage Group PLC/The	443,505	4,069,863
Sanne Group PLC(a)	96,372	1,099,130
Savills PLC	81,985	1,102,912
Schroders PLC	52,424	1,850,579
Segro PLC	541,607	9,067,640
Senior PLC(a)	273,400	440,047
Serco Group PLC	556,813	1,052,979
Severn Trent PLC	114,730	4,509,066
Shaftesbury PLC	109,633	820,991
Shell PLC	3,362,199	90,261,231
Smart Metering Systems PLC	66,478	689,640
Smith & Nephew PLC	381,127	6,177,519
Smiths Group PLC	172,552	3,157,579
Softcat PLC	60,669	1,071,493
Spectris PLC	52,486	1,919,618
Spirax-Sarco Engineering PLC	31,862	4,807,833
Spire Healthcare Group PLC(a)(b)	327,929	885,215
Spirent Communications PLC	327,809	947,821
SSE PLC	464,327	10,784,378
SSP Group Plc(a)	338,252	998,393
St. James’s Place PLC	225,539	3,624,318
Stagecoach Group PLC(a)	244,451	323,062
Standard Chartered PLC	1,134,670	7,756,969
Subsea 7 SA	112,786	924,428
Synthomer PLC	183,188	697,023
Tate & Lyle PLC	222,992	2,167,394
Taylor Wimpey PLC	1,603,859	2,522,479
Telecom Plus PLC	42,701	880,886
Tesco PLC	3,321,014	11,282,540
TP ICAP Group PLC	350,340	580,625
Trainline PLC(a)(b)	234,241	835,334
Travis Perkins PLC	95,178	1,451,695
Tritax Big Box REIT PLC	894,930	2,731,924
Ultra Electronics Holdings PLC	40,428	1,646,557
Unilever PLC	1,115,213	51,846,384
UNITE Group PLC (The)	160,139	2,267,602
United Utilities Group PLC	294,109	4,226,466
Vesuvius PLC	108,406	440,843
Victoria PLC(a)(c)	47,675	382,298
Victrex PLC	39,691	905,086
Virgin Money UK PLC	621,103	1,347,541
Vistry Group PLC	103,900	1,083,997
Vodafone Group PLC	11,829,367	17,909,176
Weir Group PLC (The)	117,579	2,260,395
WH Smith PLC(a)	63,735	1,146,674
Whitbread PLC(a)	87,588	3,057,420
Wickes Group PLC	219,266	522,721
Workspace Group PLC	75,100	628,476
WPP PLC	506,257	6,310,424
YouGov PLC	51,077	806,046
		1,151,663,795

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States — 0.1%
QIAGEN NV(a)	102,454	$4,724,880

Total Common Stocks — 98.5%
(Cost: $5,142,184,065)		4,787,402,116

Preferred Stocks

Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	26,477	1,950,522
Fuchs Petrolub SE, Preference Shares, NVS	38,522	1,215,032
Henkel AG & Co. KGaA, Preference Shares, NVS	79,412	5,099,148
Jungheinrich AG, Preference Shares, NVS	24,977	610,888
Porsche Automobil Holding SE, Preference Shares, NVS	68,244	5,628,758
Sartorius AG, Preference Shares, NVS	11,881	4,454,538
Sixt SE, Preference Shares, NVS	7,002	506,074
Volkswagen AG, Preference Shares, NVS	82,416	12,763,470
		32,228,430
Total Preferred Stocks — 0.6%
(Cost: $41,726,716)		32,228,430

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(f)(g)(h)	42,230,568	42,230,568
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(f)(g)	470,000	$470,000
		42,700,568

Total Short-Term Investments — 0.9%
(Cost: $42,692,978)		42,700,568

Total Investments in Securities — 100.0%
(Cost: $5,226,603,759)		4,862,331,114

Other Assets, Less Liabilities — (0.0)%		(2,088,825)

Net Assets — 100.0%		$4,860,242,289

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$26,362,834	$15,879,653	(a)	$—		$(10,534)	$(1,385)	$42,230,568	42,230,568	$539,364	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	640,000	—		(170,000	)(a)	—	—	470,000	470,000	212		—
						$(10,534)	$(1,385)	$42,700,568		$539,576		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Stoxx 50 Index	640	06/17/22	$24,902	$(325,003)

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2022

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
FTSE 100 Index	162	06/17/22	$15,126	$21,341
				$(303,662)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$67,916,899	$4,718,761,581	$723,636	$4,787,402,116
Preferred Stocks	—	32,228,430	—	32,228,430
Money Market Funds	42,700,568	—	—	42,700,568
	$110,617,467	$4,750,990,011	$723,636	$4,862,331,114
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$21,341	$—	$21,341
Liabilities
Futures Contracts	—	(325,003)	—	(325,003)
	$—	$(303,662)	$—	$(303,662)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt